UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2017 (Unaudited)

AC ONE China Fund

	Shares	Fair Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 15.6%
Anta Sports Products	77,000	$213,035
BYD Company, Class H	37,500	207,951
Ctrip.com International - ADR *	8,850	434,977
Goodbaby International Holdings	219,000	106,344
Great Wall Motor, Class H	136,000	154,999
Haier Electronics Group	76,000	174,189
IMAX China Holding *	32,000	164,783
Man Wah Holdings	89,200	70,852
Samsonite International	55,700	202,909
		1,730,039
Consumer Staples - 7.4%
China Mengniu Dairy	209,000	433,385
Hengan International Group	26,500	197,211
Tsingtao Brewery, Class H	42,000	193,564
		824,160
Financials - 21.3%
Bank Of China, Class H	471,000	234,220
China Life Insurance, Class H	101,000	309,012
CITIC Securities, Class H	175,000	360,532
Haitong Securities, Class H	64,400	108,942
Hong Kong Exchanges & Clearing	8,700	219,535
Industrial & Commercial Bank of China, Class H	571,000	373,633
PICC Property & Casualty, Class H	159,668	246,437
Ping An Insurance Group, Class H	92,000	515,610
		2,367,921
Health Care - 7.7%
CSPC Pharmaceutical Group	234,000	306,567
Sino Biopharmaceutical	125,000	102,938
Sinopharm Group, Class H	94,800	440,106
		849,611
Industrials - 12.4%
Air China, Class H	321,000	259,916
AviChina Industry & Technology, Class H	315,000	218,555
Beijing Capital International Airport, Class H	137,000	163,988
China Everbright International	136,000	183,153
CSR, Class H	215,000	209,039
Zhuzhou CSR Times Electric, Class H	64,500	343,169
		1,377,820
Information Technology - 23.9%
AAC Technologies	14,500	169,781
Alibaba Group Holding - ADR *	6,960	750,497
Baidu - ADR *	1,785	307,948
Tencent Holdings	41,700	1,201,357
TravelSky Technology, Class H	94,000	222,111
		2,651,694
Materials - 1.2%
Bloomage Biotechnology	42,500	60,256
China Lumena New Materials *(a)	284,000	1,827
Nine Dragons Paper Holdings	67,000	72,081
		134,164
Telecommunication Services - 6.7%
China Mobile	51,500	566,372
China Telecom, Class H	356,000	173,898
		740,270
Utilities - 1.3%
China Resources Gas Group	40,000	141,670
Total Common Stocks
(Cost $9,370,428)		10,817,349

SHORT-TERM INVESTMENT - 2.7%
Invesco Government TaxAdvantage Portfolio, Institutional Class, 0.50% ^
(Cost $302,446)	302,446	302,446

Total Investments - 100.2%
(Cost $9,672,874)		11,119,795
Other Assets and Liabilities, Net - (0.2)%		(24,465)
Total Net Assets - 100.0%		$11,095,330

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2017, the fair value of these investments were $1,827 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	China Lumena New Materials	284,000	11/13 - 01/14	$60,819

^	Variable Rate Security - The rate shown is the annualized seven day effective yield as of March 31, 2017.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,493,422	$9,322,100	$1,827	$10,817,349
Short-Term Investment	302,446	–	–	302,446
Total Investments	$1,795,868	$9,322,100	$1,827	$11,119,795

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 6/30/2016	$8,790
Accrued discounts/ premiums	-
Realized gain (loss)	(7,052)
Change in net unrealized appreciation (depreciation)	2,010
Net purchases (sales)	(1,921)
Transfers out of Level 3	-
Balance as of 3/31/2017	$1,827
Change in unrealized depreciation during the period for Level 3 securities held at March 31, 2017	$(4)

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2.  The Level 3 investments as of March 31, 2017 represented 0.0% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2017:

Type of Security	Fair Value as of 3/31/2017	Valutaion Technique	Unobservable Input	Range
Common Stocks	$1,827	Consensus pricing	Discount for lack of marketability	0% - 96%

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

AC ONE China Fund

Cost of investments	$9,672,874
Gross unrealized appreciation	2,131,745
Gross unrealized depreciation	(684,824)
Net unrealized appreciation	$1,446,921

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   May 24, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date   May 24, 2017